CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed balance sheets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Current assets:
Cash and cash equivalents	₽ 83,131	$ 1,181.9	₽ 79,275	$ 1,127.1	₽ 132,398	₽ 56,415
Other current assets	16,817	239.0	7,474
Total current assets	239,934	3,411.2	199,975
Equity method investments	2,118	30.1	9,425
Investments in non-marketable equity securities	6,746	95.9	790
Other non-current assets	11,279	160.4	7,843
Total non-current assets	376,785	5,356.8	315,521
TOTAL ASSETS	616,719	8,768.0	515,496
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	278,541	3,960.1	242,571
Shareholders' equity	338,178	4,807.9	272,056		₽ 344,935	₽ 214,795
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	616,719	8,768.0	515,496
Parent Company
Current assets:
Cash and cash equivalents	8,860	126.0	21,228
Other current assets	459	6.5	4,744
Total current assets	9,319	132.5	25,972
Equity method investments	1,377	19.6	9,053
Investments in non-marketable equity securities	6,483	92.2	789
Investments in consolidated subsidiaries	300,730	4,275.5	310,120
Other non-current assets	49	0.7	51
Total non-current assets	308,639	4,388.0	320,013
TOTAL ASSETS	317,958	4,520.5	345,985
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	1,650	23.5	87,809
Shareholders' equity	316,308	4,497.0	258,176
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	₽ 317,958	$ 4,520.5	₽ 345,985